Net Operating Losses	1 Months Ended	3 Months Ended
	May 31, 2014	Sep. 30, 2014
Net Operating Losses
Net Operating Losses	NOTE 4 – NET OPERATING LOSSES As of May 31, 2014, the Company has a net operating loss carry-forward of approximately $22,689, which will expire 20 years from the date the loss was incurred.	NOTE 5 – NET OPERATING LOSSES As of September 30, 2014, the Company has a net operating loss carry-forward of approximately $44,492, which will expire 20 years from the date the loss was incurred.